Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.18%
BANK LOANS — 83.67%*
Automotive — 0.32%
Oeconnection LLC,
Term Loan B
(LIBOR plus 4.00%)
5.07%	09/25/26	[1,2]	$679,927	$645,931
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/26	[2]	248,125	237,269

				883,200

Communications — 13.06%
A-L Parent LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25%	12/01/23	[2]	496,144	376,821
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	01/31/26	[2]	975,000	923,812
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
4.18%	08/14/26	[2,3]	492,500	475,526
Beasley Mezzanine Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00%	11/01/23	[2]	205,722	161,878
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27	[2]	1,741,250	1,647,780
Charter Communications Operating LLC,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/30/25	[2]	950,000	918,925
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/01/27	[2]	397,282	383,403
Clear Channel Outdoor Holdings
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.26%	08/21/26	[2]	490,016	446,894
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	04/04/26	[2]	1,987,487	1,889,773
Connect Finco SARL,
Term Loan B
(LIBOR plus 4.50%)
5.50%	12/12/26	[2]	1,296,750	1,224,625

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/31/28	[2]	$1,250,000	$1,191,019
Cox Media Group,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.43%	12/17/26	[2]	1,044,750	1,000,348
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/15/26	[2]	987,500	938,569
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.06%	10/27/25	[2]	490,031	448,869
Diamond Sports Group LLC
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	08/24/26	[2]	804,918	659,026
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24	[2]	3,980	3,892
(LIBOR plus 3.75%)
5.35%	06/17/24	[2]	1,190,905	1,164,747
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.43%	11/29/25	[2]	1,000,000	870,985
Gray Television, Inc.,
Term Loan C, 1st Lien
(LIBOR plus 2.50%)
2.67%	11/02/25	[2]	767,889	745,862
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	05/31/25	[2]	1,471,228	1,094,998
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63%	01/02/24	[2,3]	500,000	501,407
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien
(Luxembourg)
(LIBOR plus 5.50%)
6.50%	07/13/21	[2,3,4]	53,889	54,849
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/01/27	[2]	2,337,328	2,217,960

June 2020 / 1

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	10/05/24	[2]	$736,668	$692,700
Mediarena Acquisition BV,
Term Loan, 1st Lien (Netherlands)
(LIBOR plus 5.75%)
7.20%	08/13/21	[2,3]	307,661	303,431
Mission Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.42%	01/17/24	[2]	67,747	64,614
National Cinemedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	06/20/25	[2,5]	490,000	384,650
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.18%	10/19/26	[2]	440,000	331,467
New Insight Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50%	12/20/24	[2]	487,500	452,690
Nexstar Broadcasting, Inc.
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/17/24	[2]	264,012	251,801
Nexstar Broadcasting,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.92%	09/18/26	[2]	960,625	917,229
Radiate Holdco LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75%	02/01/24	[2]	1,960,892	1,877,927
Sinclair Television Group, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/03/24	[2]	1,920,380	1,837,161
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27	[2]	2,500,000	2,498,863
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(LIBOR plus 2.50%)
2.68%	01/31/28	[2]	2,000,000	1,915,250
Windstream Services LLC,
Term Loan B6, 1st Lien
(PRIME plus 5.00%)
8.25%	03/29/21	[2,5,6]	1,003,049	620,135

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27	[2]	$2,244,375	$2,137,655
Ziggo BV
Term Loan I, 1st Lien
(LIBOR plus 2.50%)
2.68%	04/30/28	[2]	2,000,000	1,894,170

				35,521,711

Consumer Discretionary — 7.31%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.32%	12/13/23	[2]	1,462,500	1,409,484
AI Aqua Merger Sub, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
4.32%	12/13/23	[2]	492,366	474,518
Allied Universal Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.43%	07/10/26	[2]	746,250	726,452
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien (Canada)
(LIBOR plus 2.75%)
3.75%	12/15/23	[2,3]	2,421,094	2,354,514
Boing U.S. Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25%	10/03/24	[2]	975,056	916,553
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00%	04/18/24	[2]	2,188,639	1,996,860
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	11/30/23	[2]	965,000	917,054
KUEHG Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75%	02/21/25	[2]	337,030	288,763
Landry’s
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00%	10/06/23	[2]	710,000	781,000
Nielsen Finance LLC,
Term Loan B4, 1st Lien
(LIBOR plus 2.00%)
2.18%	10/04/23	[2]	1,206,438	1,168,736

2 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	01/29/25	[2]	$980,075	$888,193
Refresco,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
3.67%	03/28/25	[2]	1,960,200	1,911,195
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.92%	02/06/23	[2]	1,423,785	1,363,886
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25%	11/14/22	[2]	1,946,139	1,869,354
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	08/03/26	[2]	1,491,256	1,436,967
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	05/30/25	[2]	491,250	465,275
Yum! Brands,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	04/03/25	[2]	941,931	909,750

				19,878,554

Consumer Products — 0.14%
Hoffmaster Group, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00%	11/21/23	[2]	471,419	381,409

Electric — 0.94%
Hamilton Projects Acquiror, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75%	06/26/27	[2]	750,000	736,249
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	12/31/25	[2]	1,515,241	1,466,132
1.94%	12/31/25	[2]	363,903	352,109

				2,554,490

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy — 1.47%
Centurion Pipeline Co., LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	09/29/25	[2]	$985,000	$941,414
EG Finco Ltd., Term Loan B,
1st Lien (United Kingdom)
(LIBOR plus 4.00%)
5.07%	02/07/25	[2,3]	569,714	536,483
Epic Y-Grade Services LP,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.00%	06/07/25	[2]	250,000	187,083
Glass Mountain Pipeline Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	12/23/24	[2,5,6]	488,750	227,618
KAMC Holdings, Inc.
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.17%	08/14/26	[2,5,6]	744,375	657,841
Stonepeak Lonestar Holdings, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.63%	10/19/26	[2]	633,126	611,362
Traverse Midstream Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00%	09/27/24	[2]	982,500	828,370

				3,990,171

Entertainment — 1.64%
CineWorld Finance US, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.32%	02/28/25	[2]	1,768,378	1,343,498
Hornblower Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50%	04/28/25	[2]	1,500,000	1,211,250
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	05/08/25	[2]	649,375	571,992
Nascar Holdings, Inc.
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.75%	10/19/26	[2]	941,117	904,145

June 2020 / 3

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Entertainment (continued)
SMG U.S. Midco 2, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
2.68%	01/23/25	[2]	$143,417	$127,283
3.52%	01/23/25	[2]	345,376	306,522

				4,464,690

Finance — 3.19%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.93%	02/27/26	[2,3]	1,234,377	1,086,252
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50%	01/15/25	[2]	789,836	737,956
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	10/30/26	[2]	995,000	966,239
CBAC Borrower LLC, Term Loan B,
1st Lien
(LIBOR plus 4.00%)
4.18%	07/08/24	[2]	238,597	215,632
Cushman & Wakefield
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	08/21/25	[2]	640,270	606,016
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.06%	10/06/23	[2]	1,300,000	1,248,403
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.81%	02/01/27	[2]	1,492,500	1,443,524
RPI 2019 Intermediate Finance Trust,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/05/27	[2]	796,000	777,760
RPI Intermediate Finance Trust,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/11/27	[2]	165,260	160,509
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.18%	04/30/28	[2]	1,500,000	1,418,910

				8,661,201

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food — 5.78%
8th Avenue Food & Provisions,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	10/01/25	[2]	$246,250	$240,068
Agro Merchants Intermediate Holdings, LLC.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75%	12/06/24	[2]	1,507,448	1,447,150
CH Guenther Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	03/31/25	[2]	481,272	459,615
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50%	10/10/23	[2]	965,054	932,638
Flora Food Group,
Term Loan B
(LIBOR plus 3.00%)
4.45%	07/02/25	[2]	980,000	943,598
H-Food Holdings LLC,
Term Loan B3, 1st Lien
(LIBOR plus 5.00%)
6.00%	05/31/25	[2]	1,000,000	977,500
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00%	08/03/25	[2]	662,283	641,090
3.01%	08/03/25	[2]	1,784,514	1,727,410
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.93%	07/20/25	[2]	1,274,000	1,186,413
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.07%	05/01/26	[2,3]	1,234,375	1,185,346
Matterhorn Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	05/23/25	[2]	488,778	469,037
Shearer’s Foods LLC,
Term Loan B
(LIBOR plus 4.25%)
5.25%	03/31/22	[2]	1,490,035	1,469,547
Snacking Investments Bidco,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00%	12/18/26	[2]	498,750	490,541

4 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
U.S. Foods, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.07%	09/13/26	[2]	$1,985,000	$1,860,114
Utz Quality Foods LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	11/21/24	[2]	1,716,199	1,691,177

				15,721,244

Gaming — 4.56%
Affinity Gaming LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25%	07/03/23	[2]	461,387	399,291
Caesars Entertainment LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	10/07/24	[2]	811,849	809,187
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/19/25	[2]	1,000,000	942,970
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.93%	12/23/24	[2]	1,462,500	1,305,969
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	12/27/24	[2]	2,023,324	1,966,104
Gateway Casinos & Entertainment Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.31%	03/13/25	[2]	980,000	802,375
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75%	10/21/24	[2]	1,447,500	1,322,653
Golden Nugget
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25%	10/04/23	[2]	952,103	764,063
GVC Holdings PLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.31%	03/29/24	[2]	1,466,250	1,426,844
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00%	10/15/25	[2]	1,383,925	1,298,004

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Station Casinos LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.50%	02/08/27	[2]	$1,490,216	$1,365,411

				12,402,871

Health Care — 13.42%
Acadia Healthcare Co., Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.68%	02/11/22	[2]	908,922	893,015
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
2.68%	02/16/23	[2]	275,647	270,823
Admi Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	04/30/25	[2]	980,138	917,502
Aldevron LLC,
Term Loan B
(LIBOR plus 4.25%)
4.43%	10/12/26	[2]	997,500	986,278
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	09/26/24	[2]	486,250	459,049
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25%	03/13/24	[2]	1,355,229	1,208,417
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25%	05/10/26	[2]	987,500	980,508
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.26%	10/01/25	[2]	185,000	171,434
6.57%	10/01/25	[2]	307,500	284,951
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24	[2]	2,386,899	2,300,863
Civitas Solutions, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.43%	03/09/26	[2]	472,560	457,793
4.43%	03/09/26	[2]	21,516	20,844

June 2020 / 5

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.24%	01/08/27	[2]	$1,750,000	$1,708,437
Dentalcorp Health Services,
Term Loan, 1st Lien (Australia)
(LIBOR plus 3.75%)
4.75%	06/06/25	[2,3]	648,346	581,080
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27	[2]	2,358,000	2,254,837
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.26%	07/27/26	[2]	994,987	965,138
Endo Luxembourg Finance I Co. SARL,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
5.00%	04/29/24	[2,3]	497,436	472,019
Femur Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.81%	03/05/26	[2]	635,845	574,381
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44%	07/02/25	[2]	1,444,118	1,404,405
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11%	11/15/27	[2]	995,000	960,737
Heartland Dental LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/25	[2]	249,364	223,908
Med Parentco LP,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.61%	08/31/26	[2,7]	209,329	190,789
Med Parentco LP,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.61%	08/31/26	[2]	1,193,060	1,087,391
Medical Solutions Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50%	06/14/24	[2]	972,724	899,770
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.93%	07/02/25	[2]	982,500	878,846

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
MPH Acquisition Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.20%	06/07/23	[2]	$275,000	$262,243
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.93%	11/13/25	[2]	261,795	247,396
NMN Holdings III Corp.
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.92%	11/13/25	[2]	1,220,344	1,153,225
NMSC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.00%	04/19/23	[2,5,6]	1,168,212	996,876
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
5.56%	11/16/26	[2]	995,018	930,342
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	03/31/27	[2,8]	1,387,254	1,350,839
Premise Health Holding Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.81%	07/10/25	[2,9]	1,146,619	1,100,754
Romulus Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.93%	02/14/25	[2]	1,958,005	1,869,894
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25%	09/02/24	[2]	1,218,050	1,077,974
(LIBOR plus 8.00%)
9.00%	09/03/24	[2]	224,438	226,261
Tecomet, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.68%	05/01/24	[2]	197,985	188,333
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.19%	06/26/26	[2]	992,500	957,624
UIC Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25%	08/30/24	[2]	1,718,717	1,668,445

6 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.94%	11/27/25	[2]	$482,353	$467,682
(LIBOR plus 3.00%)
3.19%	06/02/25	[2]	1,704,441	1,661,412
Wink Holdco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00%	12/02/24	[2]	973,121	936,026
Wink Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 6.75%)
7.75%	12/01/25	[2]	250,000	241,250

				36,489,791

Industrials — 9.71%
BCPE Empire Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	06/11/26	[2,10]	162,883	158,200
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	06/11/26	[2]	1,036,472	1,006,673
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26	[2]	2,328,808	2,232,896
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	06/30/24	[2]	1,804,298	1,771,225
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	08/08/25	[2]	1,965,000	1,823,363
Curie Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.43%	11/04/26	[2]	997,500	965,081
Energizer Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.44%	12/17/25	[2]	563,500	538,143
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.70%	07/19/24	[2]	746,212	716,364

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Jade Germany GMBH,
Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
6.50%	05/31/23	[2,3]	$970,000	$834,200
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	02/26/27	[2]	1,000,000	847,500
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.56%	04/03/24	[2]	1,017,378	920,727
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.07%	03/06/26	[2]	994,962	973,043
Patriot Container Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.50%	03/20/25	[2]	1,492,366	1,453,893
Pelican Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50%	05/01/25	[2]	490,000	452,432
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.57%	07/30/26	[2]	1,243,750	1,184,672
Road Infrastructure Investment Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.50%	06/13/23	[2]	748,057	661,282
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.32%	01/31/25	[2]	1,427,175	1,263,349
Technimark LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.34%	08/08/25	[2]	985,000	920,975
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.36%	03/28/25	[2]	495,615	455,349
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.57%	05/30/24	[2]	1,458,844	1,035,779

June 2020 / 7

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[2]	$496,253	$448,295
TricorBraun, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.20%	11/30/23	[2]	1,426,473	1,376,903
TruGreen Limited Partnership,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.93%	03/19/26	[2]	987,500	962,813
U.S. Ecology, Inc.
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.68%	11/02/26	[2]	497,500	485,063
VM Consolidated, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.56%	02/28/25	[2]	1,438,635	1,377,493
WP Deluxe Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00%	07/19/24	[2]	975,000	931,934
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.07%	08/12/24	[2]	729,375	619,969

				26,417,616

Information Technology — 10.59%
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	07/12/24	[2]	972,500	932,895
AVSC Holding Corp.,
Term Loan B
(LIBOR plus 4.50%)
5.50%	10/15/26	[2,5,6]	497,500	353,225
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.30%	11/04/22	[2]	625,000	623,047
Buzz Merger Sub, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	01/29/27	[2]	498,750	484,411
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.06%	01/29/27	[2]	997,917	915,589

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Cornerstone Ondemand, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.35%	04/22/27	[2]	$1,000,000	$985,630
DCert Buyer, Inc.
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	10/16/26	[2]	997,500	967,989
Dell International LLC,
Term Loan B1
(LIBOR plus 2.00%)
2.75%	09/19/25	[2]	1,278,970	1,248,537
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.86%	08/14/25	[2]	991,234	942,114
GlobalLogic Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.93%	08/01/25	[2]	431,016	414,672
Helios Software Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.32%	10/24/25	[2]	994,961	963,122
Imperva, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00%	11/20/25	[2]	1,485,000	1,420,402
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/17/25	[2]	965,001	936,659
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.06%	06/11/25	[2]	1,484,924	1,445,640
Microchip Technology, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.18%	05/29/25	[2]	284,444	276,887
Navicure, Inc.,
Term Loan B
(LIBOR plus 4.00%)
4.18%	10/22/26	[2]	1,496,250	1,440,141
Oberthur Technologies Group SAS,
Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
4.06%	01/10/24	[2]	458,942	424,343
Perspecta, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[2]	490,000	478,157

8 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Playtika Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.07%	12/10/24	[2]	$975,000	$976,526
Project Alpha Intermediate Holdings Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.38%	04/26/24	[2]	970,000	937,665
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.93%	08/14/24	[2]	5,022	4,465
3.06%	08/14/24	[2]	384,980	342,247
3.61%	08/14/24	[2]	1,573,703	1,399,022
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25%	09/30/22	[2]	2,095,603	2,051,071
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[2]	877,886	843,732
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[2]	616,776	592,781
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[2]	1,983,488	1,899,874
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.83%	03/05/27	[2]	1,300,000	1,251,945
TierPoint LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75%	05/06/24	[2]	475,978	455,538
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	08/01/25	[2]	983,055	909,326
Web.Com Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.94%	10/10/25	[2]	1,000,000	951,250
Zotec Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.82%	02/14/24	[2]	953,859	939,551

				28,808,453

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Insurance — 0.65%
AssuredPartners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	02/12/27	[2]	$498,750	$491,892
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.18%	06/03/26	[2,11]	1,352,055	1,270,931

				1,762,823

Materials — 2.67%
Archroma Finance SARL,
Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
4.56%	08/12/24	[2,3]	1,875	1,732
5.48%	08/12/24	[2,3]	727,500	672,028
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.68%	03/16/25	[2]	449,849	437,760
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.68%	09/30/26	[2]	1,490,432	1,333,936
Israel Chemicals Ltd.,
Term Loan, 1st Lien (Israel)
(LIBOR plus 3.00%)
4.78%	03/28/25	[2,3]	997,450	928,356
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.19%	10/01/25	[2]	962,154	906,831
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
4.93%	10/15/25	[2]	582,229	550,206
4.93%	10/15/25	[2]	8,771	8,289
SCIH Salt Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50%	03/16/27	[2]	500,000	489,165
WR Grace & Co.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
2.06%	04/03/25	[2]	723,947	707,774
WR Grace & Co.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
2.06%	04/03/25	[2]	1,241,053	1,213,327

				7,249,404

June 2020 / 9

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 0.84%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/11/25	[2]	$999,575	$965,320
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24	[2]	1,409,091	1,317,063

				2,282,383

Retail — 0.84%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.93%	11/19/26	[2,3]	1,146,008	1,088,851
BJ’s Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	02/03/24	[2]	912,707	885,243
Go Wireless, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 6.50%)
7.50%	12/22/24	[2]	364,583	307,298

				2,281,392

Services — 4.46%
Aramark Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/11/25	[2]	1,865,325	1,771,863
Ensemble RCM LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.44%	08/01/26	[2]	498,744	488,021
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/30/25	[2]	2,557,092	2,493,165
Guidehouse LLP,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.68%	05/01/25	[2]	496,202	482,557
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25%	03/06/25	[2]	500,000	479,530
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25%	03/06/26	[2,5,6]	750,000	645,000

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
Prime Security Services Borrower LLC,
Term Loan B
(LIBOR plus 3.25%)
4.25%	09/23/26	[2]	$622,437	$600,070
SRS Distribution, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.57%	05/23/25	[2]	497,500	485,063
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75%	02/01/23	[2]	1,391,494	1,308,554
University Support Services LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.43%	07/17/25	[2]	1,930,392	1,872,481
Worldstrides,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.25%	12/16/24	[2,5,6]	1,468,706	769,602
Zelis Payments Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.93%	09/30/26	[2]	746,245	734,451

				12,130,357

Transportation — 2.08%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/29/27	[2]	273,833	210,303
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.31%	12/30/26	[2]	2,493,750	2,407,815
Kestrel Bidco, Inc.
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00%	12/11/26	[2]	497,500	404,219
PODS LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
3.75%	12/06/24	[2]	1,443,742	1,389,154
United Air,
Term Loan B, 1st Lien
(LIBOR plus 5.25%)
6.25%	06/20/27	[2]	1,250,000	1,242,319

				5,653,810

Total Bank Loans
(Cost $237,623,044)				227,535,570

10 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 10.51%*
Banking — 0.50%
Bank of America Corp.
3.00%	12/20/23	[12]	$1,300,000	$1,366,185

Communications — 1.28%
T-Mobile USA, Inc.
3.88%	04/15/30	[13]	1,280,000	1,426,989
6.00%	03/01/23		1,000,000	1,005,870
Walt Disney Co. (The)
2.65%	01/13/31		990,000	1,053,576

				3,486,435

Consumer Discretionary — 1.25%
Anheuser-Busch InBev Worldwide, Inc.
3.50%	06/01/30		640,000	721,130
NIKE, Inc.
2.85%	03/27/30		2,400,000	2,675,642

				3,396,772

Energy — 0.18%
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	09/01/27		500,000	477,975

Finance — 2.61%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.91%	08/25/36	[2]	1,800,000	1,403,443
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[2]	2,500,000	2,407,773
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[3]	75,000	75,490
Goldman Sachs Group, Inc. (The)
3.27%	09/29/25	[12]	980,000	1,057,100
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[3,13]	750,000	684,643
Raymond James Financial, Inc.
4.65%	04/01/30		1,225,000	1,462,949

				7,091,398

Health Care — 1.55%
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
2.11%	07/15/23	[2]	2,700,000	2,714,848
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
1.03%	03/09/21	[2]	1,000,000	1,003,904

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.63%	09/01/24	[13]	$500,000	$494,539

				4,213,291

Industrials — 1.53%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[2]	850,000	550,156
PowerTeam Services LLC
9.03%	12/04/25	[13]	1,500,000	1,530,745
Sealed Air Corp.
5.25%	04/01/23	[13]	1,500,000	1,573,657
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[3,13]	250,000	237,807
Trident TPI Holdings, Inc.
9.25%	08/01/24	[13]	250,000	258,580

				4,150,945

Information Technology — 0.80%
NCR Corp.
8.13%	04/15/25	[13]	750,000	796,764
NVIDIA Corp.
2.85%	04/01/30		1,250,000	1,393,532

				2,190,296

Real Estate Investment Trust (REIT) — 0.49%
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[2]	1,350,000	1,330,504

Services — 0.19%
Emory University, Series 2020
2.14%	09/01/30		500,000	521,175

Transportation — 0.13%
American Airlines Pass-Through Trust,
Series 2013-2, Class B
5.60%	07/15/20	[5,6,13]	356,949	357,308

Total Corporates
(Cost $27,648,990)				28,582,284

June 2020 / 11

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 0.00%*
California — 0.00%
State of California, Build America Bonds,
School Improvements, General Obligation
7.95%	03/01/36	$42	$41

Total Municipal Bonds
(Cost $42)

Total Bonds – 94.18%
(Cost $265,272,076)			256,117,895

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 8.71%
Money Market Funds — 3.20%
Dreyfus Government Cash Management Fund
8.42%[14]		8,392,000	8,392,000
Fidelity Investments Money Market Funds - Government Portfolio
5.23%[14]		304,563	304,563

			8,696,563

U.S. Treasury Bills — 5.51%
U.S. Cash Management Bills
0.16%[15]	11/03/20	1,000,000	999,427
U.S. Cash Management Bills (WI)
0.14%[15]	10/27/20	5,000,000	4,997,869
U.S. Treasury Bills
0.16%[15]	11/27/20	5,000,000	4,996,689
0.17%[15]	12/03/20	1,000,000	999,376
1.53%[15]	07/16/20	3,000,000	2,999,853

			14,993,214

Total Short-Term Investments
(Cost $23,687,870)			23,689,777

Total Investments – 102.89%
(Cost $288,959,946)			279,807,672

Net unrealized depreciation on unfunded commitments (0.00)%			(18,798)

Liabilities in Excess of Other
Assets – (2.89)%			(7,858,181)

Net Assets – 100.00%			$271,930,693

[1]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $61,688, at an interest rate of 4.00% and a maturity of September 25, 2026. The investment is accruing an unused commitment fee of 0.50% per annum.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $54,849, at an interest rate of 5.50% and a maturity of July 13, 2021. The investment is not accruing an unused commitment fee.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,627,605, which is 1.70% of total net assets.

[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $81,684, at an interest rate of 4.25% and a maturity of August 31, 2026. The investment is accruing an unused commitment fee of 1.00% per annum.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $109,786, at an interest rate of 1.00% and a maturity of March 31, 2027. The investment is not accruing an unused commitment fee.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $88,912, at an interest rate of 1.00% and a maturity of July 10, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $40,725, at an interest rate of 4.00% and a maturity of June 11, 2026. The investment is not accruing an unused commitment fee.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $128,377, at an interest rate of 4.00% and a maturity of June 03, 2026. The investment is accruing an unused commitment fee of 0.75% per annum.

[12]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[13]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[14]	Represents the current yield as of June 30, 2020.

[15]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

(WI): When issued

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

12 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

June 2020 / 13

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Money Market Funds	$8,696,563	$—	$—	$8,696,563

U.S. Treasury Bills	14,993,214	—	—	14,993,214

Long-Term Investments:

Bank Loans	—	222,880,623	4,654,947	227,535,570

Corporates	—	28,224,976	357,308	28,582,284

Municipal Bonds	—	41	—	41

Total	$23,689,777	$251,105,640	$5,012,255	$279,807,672

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

FLOATING RATE INCOME FUND	BANK LOANS	CORPORATES

Balance as of
April 1, 2020	$2,905,819	$—
Accrued discounts/premiums	1,852	—
Realized gain	65	—
Change in unrealized appreciation/(depreciation)*	55,267	(538)
Purchases	—	—
Sales	(17,401)	—
Transfers into Level 3**	2,090,754	357,846
Transfers out of Level 3**	(381,409)	—

Balance as of June 30, 2020	$4,654,947	$357,308

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $328,670 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $2,448,600 transferred from level 2 to level 3, and $381,409 transferred from level 3 to level 2 in the disclosure hierarchy.

14 / June 2020

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

FLOATING RATE INCOME FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$4,654,947	Third-party Vendor	Vendor Prices	$46.57 - $88.38	$73.73
Corporate Securities	$357,308	Third-party Vendor	Vendor Prices	100.10	100.10

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2020

UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED GAIN/(LOSS)

Intelsat Jackson Holdings, Delayed-Draw Term Loan, 1st Lien (Luxembourg)	July	2021	$54,849	$1,352

Premise Health Holding Corp., Term Loan, 1st Lien	July	2025	88,912	(3,147)

Kwor Acquisition, Inc., Term Loan, 1st Lien	June	2026	128,377	(7,087)

BCPE Empire Holdings, Inc., Delayed-Draw Term Loan, 1st Lien	June	2026	40,725	(1,205)

Med Parentco LP, Delayed-Draw Term Loan, 1st Lien	August	2026	81,684	(5,613)

Oeconnection LLC, Term Loan B	September	2026	61,688	(2,957)

Pathway Vet Alliance LLC, Term Loan, 1st Lien	March	2027	109,786	(141)

Total Unfunded Commitments			$566,021	$(18,798)

June 2020 / 15